Current And Future Changes In Accounting Policies (Narrative) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Nov. 01, 2023	Oct. 31, 2023
Disclosure of initial application of standards or interpretations [table]
Deferred tax assets	$ 3,928		$ 3,951
Retained earnings	72,347		73,008
Accumulated other comprehensive income (loss)	$ 3,830		2,750
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of initial application of standards or interpretations [table]
Accumulated other comprehensive income (loss)		$ 10
IFRS 17 [member] | Transition adjustment [member]
Disclosure of initial application of standards or interpretations [table]
Deferred tax assets			(60)
Retained earnings			$ 112